Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2015
Convertible Notes Tables
Schedule of Convertible Notes

Total convertible debt outstanding, excluding debt addressed in Note 6, is presented on the consolidated balance sheet as follows:

	June 30, 2015	June 30, 2014
Current portion of convertible debt, net
Senior secured convertible notes payable	$11,274,678	$-
Debt discount	(2,008,749)	-
Total current portion	9,265,929	-

Convertible debt, net, less current portion
Senior secured convertible notes payable	10,679,804	-
Debt discount	(1,902,763)	-
Total long-term portion	8,777,041	-
Total convertible debt, net	$18,042,970	$-

The annual maturities of convertible notes are as follows:

Fiscal Year	Amount

2016	$11,274,678
2017	10,679,804
2018	-
2019	-
2020	-
Thereafter	-
Total	$21,954,482